U.S. SECURITIES A
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   Form 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.       Name and address of issuer:        Seligman Municipal Fund Series, Inc.
                                            100 Park Avenue
                                            New York, NY 10017

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
[     X      ]


3.       Investment Company Act File Number:         811-3828

         Securities Act File Number:                          2-86008

4(a). Last day of fiscal year for which this notice is filed: 09/30/99

4(b).    Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).
                 (See Instruction A.2)                       [              ]

         Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).    Check box if this is the last time the issuer will be filing this Form.
                 [              ]

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5. Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during
                  the fiscal year pursuant  to section 24 (f):                  $ 161,615,910

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:                           $ (183,021,882)

         (iii)    Aggregate price of securities  redeemed or repurchased  during any PRIOR  fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:                  $ -0-

         (iv)     Total available redemption credits (add
                  Items 5(ii) and 5(iii):                                       $ (183,021,882)

         (v) Net Sales - if Item 5(i) is greater than $ -0- Item 5(iv), subtract Item 5(iv) from
                  Item 5(i):


(vi)     Redemption  credits  available for use in future years (If Item 5(i) is less than Item 5(iv), subtract Item 5(iv) from
         Item 5(i):                                                             $ (21,405,972)

(vii)    Multiplier for determining registration
         fee (See Instruction C.9):                                             x  .000264

(viii)   Registration fee due (multiply Item 5(v)
         by Item 5(vii) (enter "0" if no fee is due):                           $ -0-

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6.       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
                here:      [  - 0 -  ]

         If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
                           [  - 0 -  ]

7.       Interest due -- if this form is being filed more than 90 days after
         the end of the issuer's fiscal year (see Instruction D):        $ -0-

8.       Total of the amount of the registration fee due plus any interest
         due (line 5(viii) plus line 7):                              $ -0-
                                                                       =====

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:

         Method of delivery         [       ]Wire Transfer
                                    [       ]Mail or other means

                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)

                                       /S/
                                 Thomas G. Rose
                                    Treasurer
Date: December 22, 1999

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                      SELIGMAN MUNICIPAL FUND SERIES, INC.


         The undersigned, Treasurer of Seligman Municipal Fund Series, Inc., a Maryland corporation (the "Company"), does hereby certify as follows:

         1. From October 1, 1998 through September 30, 1999, the Company issued an aggregate of 19,972,149 shares of its Capital Stock, $0.001 par value as follows:

               National Series               3,742,227
               Colorado Series               1,649,551
               Georgia Series                  718,564
               Louisiana Series                549,265
               Maryland Series                 541,440
               Massachusetts Series           3824,786
               Michigan Series               1,461,432
               Minnesota Series              1,228,501
               Missouri Series                 463,887
               New York Series               2,090,617
               Ohio Series                   1,365,130
               Oregon Series                 1,113,443
               South Carolina Series         1,223,306

         2. In respect of the issuance of such 19,972,149 shares, the Company received aggregate cash consideration (net of any sales commissions) of $160,304,693 as follows:

               National Series               30,250,028
               Colorado Series               12,332,723
               Georgia Series                 5,879,400
               Louisiana Series               4,499,878
               Maryland Series                4,416,416
               Massachusetts Series          30,524,176
               Michigan Series               12,436,373
               Minnesota Series               9,523,328
               Missouri Series                3,600,434
               New York Series               17,150,579
               Ohio Series                   11,019,257
               Oregon Series                  8,750,609
               South Carolina Series          9,921,492

         3. With respect to each share issued, the Company received cash consideration not less than the net asset value per share on the date issued and not less than $0.001.


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                                                                  -2-

         4. At no time during the period from October 1, 1998 through September 30, 1999, were any shares of the Company's Capital Stock issued and outstanding in excess of the following numbers of authorized shares:

               National Series            100,000,000
               Colorado Series            100,000,000
               Georgia Series             100,000,000
               Louisiana Series           100,000,000
               Maryland Series            100,000,000
               Massachusetts Series       100,000,000
               Michigan Series            100,000,000
               Minnesota Series           100,000,000
               Missouri Series            100,000,000
               New York Series            100,000,000
               Ohio Series                100,000,000
               Oregon Series              100,000,000
               South Carolina Series      100,000,000

         In Witness Whereof, I have hereunto signed my name as Treasurer of the Company.

Date: December 22, 1999


                            _____/S/_______
                            Thomas G. Rose
                            Treasurer